Note 4 - Loans Payable - Related Parties	6 Months Ended
Jan. 31, 2017
Notes
Note 4 - Loans Payable - Related Parties

NOTE 4 – LOANS PAYABLE – RELATED PARTIES

As of January 31, 2017, $1,044,436 (July 31, 2016 - $960,967) is due to the majority shareholder, of which $509,486 is unsecured, non-interest bearing and due on demand, $69,596 is past due with an interest rate of 3%, $95,600 is past due with an interest rate of 2%, $107,240 is past due, with an interest rate of 7%, $180,000 is due on demand, with an interest rate of 4%, $9,276 is due on October 1, 2017, with an interest rate of 3% and $73,238 is due on July 31, 2018, with an interest rate of 3%.  At January 31, 2017, accrued interest on these loans is $24,304 (July 31, 2016 - $14,068).